Securitizations and Variable Interests Entities - Summary of Cash Flows Received from and Paid to Securitization Trusts Related to Transfers Accounted for as Sales Outstanding (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing [Abstract]
Proceeds received from securitizations	$ 1,478,142	$ 1,369,468	$ 3,964,866	$ 4,346,991	$ 5,265,183	$ 7,871,481
Servicing fees collected	5,973	10,840	25,066	25,174	25,438	20,333
Purchases of previously transferred assets, net of claims reimbursed	1,512	2,237	2,408	2,237	4,973	(358)
Cash flows received from and paid to securitization trusts, total					$ 5,295,594	$ 7,891,456
Cash Flows Between Transferor And Transferee Proceeds And Payment Related To Transfers Accounted For Sales	$ 1,485,627	$ 1,382,545	$ 3,992,340	$ 4,374,402